Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 348,439	$ 164,866
Accounts receivable	333,241	202,148
Inventory	1,131,574	882,579
TOTAL CURRENT ASSETS	1,813,254	1,249,593
PROPERTY, EQUIPMENT AND IMPROVEMENTS, net	17,803	36,231
GOODWILL	570,176	570,176
TOTAL ASSETS	2,401,233	1,856,000
CURRENT LIABILITIES
Accounts payable	108,438	82,210
Accrued liabilities	37,242	34,624
Income taxes payable	24,653
Customer deposit		174,372
Line of credit	218,500	138,065
Acquisition payable		78,536
TOTAL CURRENT LIABILITIES	388,833	507,807
Note payable - shareholder	328,848	156,117
TOTAL LIABILITIES	717,681	663,924
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $1.00 par value; 98,372 shares authorized, issued and outstanding	98,372	98,372
Additional paid in capital	2,072,663	2,072,663
Retained earnings (accumulated deficit)	(487,483)	(978,959)
TOTAL SHAREHOLDERS' EQUITY	1,683,552	1,192,076
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,401,233	$ 1,856,000